EQUITY INVESTMENTS - Related Party Transactions (Details) - Huansheng Photovoltaic (Jiangsu) Co., Ltd. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Schedule of Equity Method Investments [Line Items]
Payments made to investee for products/services	$ 226,118	$ 331,004	$ 249,670
Related party
Schedule of Equity Method Investments [Line Items]
Accounts payable	$ 9,920	$ 38,452